LEGAL MATTERS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2011 item	Sep. 30, 2012
Contract awarded by Iran
Legal Matters
Arbitration award amount		$ 2.8
Amount of accrued liability		8.8
Amount of accrued interest		0.2
Amount of pre-judgment interest award		1.4
Amount of attorney's fees		0.1
Claim from public transit authority customer
Legal Matters
Period prior to acquisition of contract during which a former employee was committing illegal acts		2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions	1
Estimated loss of revenue		$ 2.9